Income Taxes - Schedule of Components of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax	$ 2,525	$ (4,821)	$ (9,196)
France
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax	2,879	(4,429)	(8,806)
Foreign
Operating Loss Carryforwards [Line Items]
Income/(loss) before income tax	$ (354)	$ (392)	$ (390)